Average Annual Total Returns - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund	Jan. 29, 2025
Fidelity Real Estate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.92%
Past 5 years	1.04%
Past 10 years	2.84%
Fidelity Real Estate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.40%
Past 5 years	(0.82%)
Past 10 years	0.84%
Fidelity Real Estate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.59%
Past 5 years	0.03%
Past 10 years	1.30%
IXTRC
Average Annual Return:
Past 1 year	11.59%
Past 5 years	1.28%
Past 10 years	2.92%
LB282
Average Annual Return:
Past 1 year	6.04%
Past 5 years	0.32%
Past 10 years	2.42%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%